Leases - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Leases [Abstract]
2015	$ 908
2016	874
2017	770
2018	770
2019	770
Thereafter	53,606	[1]
Total	$ 57,698

[1]	Includes certain lease option renewals as they are reasonably assured.